Janus Henderson International Dividend Fund Expense Example - Class A C S I N T Shares [Member] - Janus Henderson International Dividend Fund	Dec. 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 686
Expense Example, with Redemption, 3 Years	954
Expense Example, with Redemption, 5 Years	1,242
Expense Example, with Redemption, 10 Years	2,061
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	640
Expense Example, with Redemption, 5 Years	1,111
Expense Example, with Redemption, 10 Years	2,217
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	1,073
Expense Example, with Redemption, 5 Years	2,018
Expense Example, with Redemption, 10 Years	4,423
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,314
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	1,242
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	391
Expense Example, with Redemption, 5 Years	693
Expense Example, with Redemption, 10 Years	$ 1,549